Summary Prospectus July 31, 2010

Virtus Mid-Cap Core Fund

A: VMACX	C: VMCCX	I: VIMCX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at http://www.virtus.com/individuals/forms/prospectuses.aspx?type=individual.

You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.

The fund’s prospectus and SAI, both dated January 31, 2010, are incorporated by reference into this Summary Prospectus.

Investment Objective

The fund has an investment objective to seek long-term capital appreciation.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 74 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 47 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I
Management Fees		0.80%		0.80%		0.80%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		None
Other Expenses:
Acquired Fund Fees and Expenses(b)	0.01%		0.01%		0.01%
Remainder of Other Expenses(c)	19.64%		19.64%		19.64%
Total Other Expenses		19.65%		19.65%		19.65%
Total Annual Fund Operating Expenses		20.70%		21.45%		20.45%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

(c)	Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$2,373	$5,166	$7,151	$9,951
Class C	Sold	$2,069	$4,988	$7,095	$9,983
	Held	$1,969	$4,988	$7,095	$9,983
Class I	Sold or Held	$1,887	$4,831	$6,936	$9,933

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the period from inception (June 22, 2009) through its fiscal year end (March 31, 2010), the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund pursues long-term capital appreciation in the mid-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The fund invests in a select group of mid-cap companies believed by the subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies believed by the subadviser to have a competitive advantage, strong management and low financial risk and to be able to grow over market cycles, despite their discounted valuations.

Under normal circumstances, the fund invests at least 80% of its assets in equity securities of medium capitalization companies that, at the time of initial purchase, have market capitalizations of between $1 billion and $10 billion. Generally, the fund invests in 25-35 securities at any given time.

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are:

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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods.

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Limited Number of Investments Risk. The risk that the fund’s portfolio will be more susceptible to factors adversely affecting issuers of securities in the fund’s portfolio than would a fund holding a greater number of securities.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Medium Company Risk. The risk that the fund’s investments in medium-sized companies will be more volatile than investments in larger companies.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s statutory prospectus.

Performance Information

Performance information is not shown for the fund since it has not had a full calendar year of investment operations.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is Kayne Anderson Rudnick Investment Management, LLC (“Kayne”).

>	Jon Christensen, CFA, Senior Research Analyst at Kayne, is a manager of the fund. Mr. Christensen has been Co-Portfolio Manager since the fund’s inception in June 2009.

>	Craig Stone, Senior Research Analyst at Kayne, is a manager of the fund. Mr. Stone has been Co-Portfolio Manager since the fund’s inception in June 2009.

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor.

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

c/o State Street Bank and Trust Company

P.O. Box 8301

Boston, MA 02266-8301

8437	7-10